Stockholders' Equity (Details Narrative) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 19, 2014	Jul. 11, 2014	Jul. 31, 2014	Oct. 24, 2014
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	24,269,047	10,928,099
Forefront receive compensation	$ 256,642
Debt issuance costs	520,487
Cost is expected to recongnized over a weighted average period	2 years 9 months
Debt discount cost related outstanding debt	437,115	67,104
Unamortized debt discount	1,354,806	83,263
Consultants [Member]
Issuance of warrants to purchase of common stock			89,588		12,625
Warrant exercise price			$ 1.00		$ 0.00
Warrant expiration period			7 years	7 years	4 years
Fair value of warrants			77,207	614,049	12,625
Expected volatility rate			108.90%	113.70%	100.77%
Risk free interest rate			2.20%	2.29%	1.28%
Contractual term			7 years	7 years	4 years
Dividend yield			0.00%	0.00%	0.00%
Percentage of warrants to purchase of diluted shares of common stock				3.00%
Issuance of common stock shares of merger				699,671
Common stock price per share				$ 1.00
Warrant vested period				2 years
Percentage of shares into warrant vested and exercisable				33.33%
Stock options description

The warrant will vest over a two-year period from the effective date, with 33.33% of the shares subject to the warrant becoming vested and exercisable on the date that the consulting agreement is executed, 33.33% of the shares subject to the option becoming vested and exercisable on the date that is twelve (12) months after the effective date, and 33.34% of the shares subject to the warrant vesting and becoming exercisable on the date that is twenty four (24) months after the effective date.

Unrecognized consulting cost related to unvested warrants	324,532
Cost is expected to recongnized over a weighted average period	1 year 9 months
MTF Short Term 2014 Loan [Member]
Warrant exercise price	$ 1.62
Fair value of warrants	520,487
Expected volatility rate	113.70%
Risk free interest rate	0.0117%
Issuance of warrant	625,000
Dividend yield	0.00%
Extra Warrants [Member]
Fair value of warrants	407,917
Expected volatility rate	109.42%
Risk free interest rate	2.17%
Issuance of warrant	500,000
Warrants expiration date	Feb. 02, 2020
Contractual term	5 years
Dividend yield	0.00%
Bridge Financings [Member]
Issuance of warrants to purchase of common stock	200,000
Warrant exercise price	$ 1.00
Warrant expiration period	7 years
Fair value of warrants	171,143
Expected volatility rate	109.00%
Risk-free interest rate minimum	1.10%
Risk-free interest rate maximum	2.11%
Orthofix Subsequent Financing [Member]
Issuance of warrants to purchase of common stock	166,667
Warrant exercise price	$ 1.50
Warrant expiration period	4 years
Fair value of warrants	116,164
Expected volatility rate	100.83%
Risk free interest rate	1.66%
Orthofix Subsequent Financing [Member] | MTF Short Term 2014 Loan [Member]
Issuance of warrants to purchase of common stock	333,334
Warrant exercise price	$ 1.50
Secured Term Note and Warrant [Member]
Issuance of warrants to purchase of common stock	3,955,697
Warrant exercise price	$ 1.58
Fair value of warrants	1,434,000
Expected volatility rate	96.77%
Risk free interest rate	0.82%
Warrants expiration date	Oct. 24, 2017
Contractual term	3 years
Dividend yield	0.00%
Hankey Capital, LLC [Member]
Common shares issued for collateral on loan, shares	6,329,114
Issuance of warrants to purchase of common stock							3,955,697
Warrant exercise price							$ 1.58
Orthofix, Corp. [Member]
Issuance of warrants to purchase of common stock						166,667
Warrant exercise price						$ 1.50
Warrant expiration period						4 years
Fair value of warrants						111,804
Expected volatility rate						109.00%
Risk free interest rate						0.79%
Agent Warrants [Member]
Issuance of warrants to purchase of common stock	46,667
Warrant exercise price	$ 1.00
Fair value of warrants	28,629
Expected volatility rate	109.10%
Risk free interest rate	0.39%
Contractual term	2 years 6 months
Dividend yield	0.00%
Warrant expiration term	5 years
Percentage of advisory warrant received	2.00%
Forefront receive compensation	2,500,000
Hankey Capital Secured Term Note [Member]
Issuance of warrants to purchase of common stock	126,582
Warrant exercise price	$ 1.00
Fair value of warrants	$ 197,441
Expected volatility rate	101.05%
Risk free interest rate	1.52%
Contractual term	5 years
Dividend yield	0.00%
Warrant expiration term	5 years